Sale of Vessels (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($) item
Sale of Vessels
Number of Vessels Sold | item		5	9
Gross sale consideration		$ 57,700	$ 60,500
Net gain (loss) on sale of vessels		5,709	(449)
Net proceeds from sale of vessels	$ 1,050	$ 50,602	$ 52,926